Bank loans (Details Textual)	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [member]
Disclosure Of Bank Loans [Line Items]
Borrowings, interest rate	(1.15%)
Top of range [member]
Disclosure Of Bank Loans [Line Items]
Borrowings, interest rate		3.13%